[CONNETICS CORPORATION LETTERHEAD]
August 26, 2005
Mr. Jeffrey P. Riedler
Mr. Gregory S. Belliston
U.S. Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549
Re: Connetics Corporation
Registration Statement on Form S-1
File No. 333-125982
Filed on June 20, 2005
Dear Messrs. Riedler and Belliston:
     On behalf of Connetics Corporation, a Delaware corporation (“Connetics” or the “Company”), I am writing to the Staff of the Securities and Exchange Commission (the “Staff”) in response to the letter of comments from the Staff to the Company, dated June 28, 2005 (the “Comment Letter”), with respect to the Company’s Registration Statement on Form S-1, No. 333-125982 (the “Registration Statement”). Under separate cover submitted to the Staff on July 7, 2005, the Company filed via EDGAR a letter in response to the Comment Letter (the “Response Letter”) and Amendment No. 1 to the Registration Statement (“Amendment No. 1”), marked to indicate changes from the Registration Statement. The changes reflected in Amendment No. 1 include those made in response to the comments of the Staff set forth in the Comment Letter. In addition, for your information, the Company has filed via EDGAR on August 26, 2005, Amendment No. 2 to the Registration Statement (“Amendment No. 2”), marked to indicate changes from Amendment No.1.
     Set forth below are the Company’s responses to the Staff’s final comment in the Comment Letter. For your convenience, the text of the comment is duplicated in bold type to precede the Company’s response. Capitalized terms used and not defined in this letter have the meanings ascribed to those terms in the Registration Statement.
     Comment
     We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing to be certain that the filing includes all information required under the Securities Act of 1933 and that they have provided all information investors require for an informed decision. Since the company and its management are in possession of all facts relating to a company’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

     Notwithstanding our comments, in the event the company requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Response

The Company acknowledges that:
•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     The Company is aware of its respective responsibilities under the Securities Act of 1933 and the Securities Exchange Act of 1934 as they relate to the proposed public offering of the securities specified in the above registration statement.
     If you have any questions with respect to the foregoing, please contact me at (650) 843-2843 or Celeste E. Greene at (415) 984-6460.

Very truly yours,

/s/ Katrina J. Church
Name: Katrina J. Church
Title: General Counsel
cc:	Celeste E. Greene (Skadden, Arps, Slate, Meagher & Flom LLP)

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